Business Acquisitions (Details) - Schedule of consideration paid (Parentheticals) - Aphrodite’s Marketing, Inc. [Member]	12 Months Ended
Dec. 31, 2021 shares
Business Acquisitions (Details) - Schedule of consideration paid (Parentheticals) [Line Items]
Equity instrument Series B Convertible Preferred Stock	3,000
Embedded conversion options Series B Convertible Preferred Stock	3,000
Probability of achieving the Additional Shares	20.00%